BLACKROCK FUNDSSM

BlackRock Small Cap Growth Equity Portfolio

(the “Fund”)

Supplement dated February 26, 2013 to the
Summary Prospectus of the Fund dated January 28, 2013

Effective May 1, 2013, the following change is made to the summary prospectus:

The section in the summary prospectus captioned “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Travis Cooke, CFA	2013	Managing Director of BlackRock, Inc.

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Shareholders should retain this Supplement for future reference.